Simplify US Equity PLUS Bitcoin Strategy ETF
Schedule of Investments
March 31, 2025 (Unaudited)
1
Shares Value
U.S. Exchange-Traded Funds – 98.7%
Alternative Funds – 9.7%
VanEck Bitcoin ETF ....................................................... 121,480 $ 2,831,699
Equity Funds – 89.0%
iShares Core S&P 500 ETF(a) ............................................... 46,096 25,901,342
Total U.S. Exchange-Traded Funds (Cost $30,963,606) ............................... 28,733,041
Principal
U.S. Treasury Bills – 1.2%
U.S. Treasury Bill, 4.32%, 4/10/2025 (b)
(Cost $349,628) ......................................................... $ 350,000 349,629
Shares
Money Market Funds – 0.2%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.15%(c)
(Cost $57,079) .......................................................... 57,079 57,079
Total Investments – 100.1%
(Cost $31,370,313) ............................................................ $ 29,139,749
Liabilities in Excess of Other Assets – (0.1)% ......................................... (16,323)
Net Assets – 100.0% ............................................................ $ 29,123,426
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Represents a zero coupon bond. Rate shown reflects the effective yield.
(c) Rate shown reflects the 7-day yield as of March 31, 2025.
At March 31, 2025, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
S&P 500 E-Mini Future ............................ 12 $ 3,391,950 6/20/25 $ (20,849)
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Exchange-Traded Funds .................................................................... 98.7%
U.S. Treasury Bills ............................................................................. 1.2%
Money Market Funds .......................................................................... 0.2%
Total Investments ............................................................................. 100.1%
Liabilities in Excess of Other Assets ............................................................... (0.1)%
Net Assets .................................................................................. 100.0%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.